Expense Example - Transamerica Janus Balanced VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	78	243	422	942	103	322	558	1,236